Document And Entity Information	Oct. 04, 2023
Document Information Line Items
Entity Registrant Name	ZNERGY, INC.
Trading Symbol	ZNRG
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001568875
Document Period End Date	Oct. 04, 2023
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-55152
Entity Tax Identification Number	46-1845946
Entity Address, Address Line One	1120 N. Main St.
Entity Address, City or Town	Elkhart
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46514
City Area Code	(800)
Local Phone Number	931-5662
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	true
Title of 12(b) Security	Common
Security Exchange Name	NONE